Operating leases - Schedule of Non-Cancellable Operating Lease Rentals (Details) - Office Space And Company Cars - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ (24,780)	$ (10,738)
Less than 1 year
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	(4,213)	(2,287)
Between 1 and 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	(15,757)	(7,224)
More than 5 years
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable under non-cancellable operating lease	$ (4,810)	$ (1,227)